Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of subsidiaries

Name	Registered Office	Nature of Business	Notes
Biodexa Australia PTY Limited	c/o Prime Accounting & Business Advisory, HWT Towel Level 17, 40 City Road, Southbank, VIC, 3006, Australia	Trading company
Biodexa Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa Ireland Limited	First Floor, Riverside Two, 43-49 Sir John Rogerson's Quay, Dublin 2, Ireland, C02 KV60	Trading company
Biodexa Pharmaceuticals (Wales) Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa US, Inc	16601 Blanco Rd, Suite 120, San Antonio, Texas, 78232	Trading company
Haaland UK Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Dormant
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)